RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	$ 4,532	$ 4,298	$ 2,674
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party transactions, costs	500	100	0
Front Ocean Management AS | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	226	55	0
Frontline Management AS
Related Party Transaction [Line Items]
Related party transactions, costs	300	500	300
Frontline Management AS | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs		184	154
Seatankers Management Co. Ltd | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	225	144	312
Seatankers Management Co. Ltd | Advisory and support services | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	200	100	300
Flex LNG Fleet Management AS | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	3,489	3,235	1,795
Flex LNG Fleet Management AS | Technical management and support services | Affiliate
Related Party Transaction [Line Items]
Related party transactions, costs	$ 3,500	$ 3,200	$ 1,800